Equity - Additional Information (Detail)							1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 06, 2021 USD ($)	Apr. 23, 2021 USD ($) shares	Mar. 22, 2021 $ / shares shares	Mar. 04, 2021 USD ($)	Feb. 25, 2021 USD ($)	Sep. 04, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares $ / shares shares	Nov. 16, 2020 USD ($) $ / shares shares	Oct. 09, 2020 USD ($)	Sep. 04, 2020 TWD ($) $ / shares shares
Net Proceeds from offering of shares | $				$ 69,000,000.0	$ 18,000,000.0
Proceeds from issuance of private placement | $								$ 18,000,000.0
Proceeds from issuance initial public offering | $							$ 64,900,000
Amount of ordinary shares authorised | $									$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000,000	$ 5,000,000,000
Number of ordinary shares authorised									500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Warrant price per share | $ / shares									$ 0.01	$ 0.01	$ 0.01	$ 10.0	$ 10.0
Dividends distribution | $										$ 0	$ 0	$ 0
After Redenomination Of Authorized Capital And Before Capital Reduction
Amount of ordinary shares authorised | $										$ 165,000,000
Number of ordinary shares authorised										500,000,000
Warrant price per share | $ / shares										$ 0.33
Redenomination Of Authorized Capital | NT Dollar
Amount of ordinary shares authorised | $																$ 5,000,000,000
Number of ordinary shares authorised						500,000,000										500,000,000
Warrant price per share | (per share)						$ 10.00										$ 10.00
Closing foreign exchange rate						1										1
Redenomination Of Authorized Capital | US Dollar
Amount of ordinary shares authorised | $						$ 165,000,000
Number of ordinary shares authorised						500,000,000										500,000,000
Warrant price per share | $ / shares						$ 0.33
Closing foreign exchange rate						0.03										0.03
Tenth Amended And Restated Memorandum Of Association
Amount of ordinary shares authorised | $														$ 5,000,000
Number of ordinary shares authorised														500,000,000
Warrant price per share | $ / shares														$ 0.01
Conversion From Shares To American Depository Receipts
Number of shares issued						130,488,940										130,488,940
Ratio of ordinary shares conversion to ADS						5
Convertible Loan Facility and October / November 2019 Loan Facility
Warrants to purchase			409,071				825,397
Exercise price | $ / shares			$ 2.02				$ 2.02
Jefferies LLC
Net Proceeds from offering of shares | $										$ 14,100,000
Proceeds available for sale under ATM Sales Agreement | $										$ 62,800,000	$ 42,300,000
Jefferies LLC | Top of Range [Member]
Aggregate offering value | $	$ 85,000,000
Ordinary Shares
Number of shares issued							86,250,000	25,568,180
Warrant price per share | $ / shares										$ 0.01
Ordinary Shares | Conversion From Shares To American Depository Receipts
Number of shares issued										337,297,360
Ordinary Shares | Convertible Loan Facility and October / November 2019 Loan Facility
Warrants to purchase			2,045,355
Ordinary Shares | Jefferies LLC
Number of shares issued		24,594,360							19,720,500	44,314,860	19,720,500
American Depository Receipts | Convertible Loan Facility and October / November 2019 Loan Facility
Number of shares issued										409,071
American Depository Receipts | Open Market Agreement | Jefferies LLC
Aggregate amount of shares eligible to be sold | $															$ 50,000,000
American Depositary Share
Number of shares issued							17,250,000	5,113,636
American Depositary Share | Conversion From Shares To American Depository Receipts
Number of shares issued										67,459,472
American Depositary Share | Jefferies LLC
Number of shares issued		4,918,872							3,944,100	8,862,972	3,944,100
Net Proceeds from offering of shares | $		$ 14,100,000							$ 7,400,000	$ 21,500,000
Initial Public Offering
Number of shares issued												5,893,206	5,893,206
Offering price per share | (per share)												$ 2.50	$ 15.24
Initial Public Offering | Ordinary Shares
Number of shares issued									19,720,500		19,720,500	29,466,030	29,466,030
Net Proceeds from offering of shares | $											$ 7,400,000
Initial Public Offering | Ordinary Shares | Convertible Loan Facility and October / November 2019 Loan Facility
Number of shares issued										2,045,355
Initial Public Offering | American Depositary Share
Number of shares issued									3,944,100		3,944,100